Business Combinations - Additional Information (Details) $ / shares in Units, $ in Thousands									3 Months Ended		6 Months Ended		12 Months Ended
	May 19, 2022 USD ($)	Dec. 12, 2021 USD ($) installment shares	Dec. 09, 2021 USD ($) installment	Nov. 19, 2021 USD ($) installment	Nov. 12, 2021 USD ($) vote installment $ / shares shares	Jun. 28, 2021 USD ($) $ / shares shares	May 01, 2021 USD ($)	Feb. 12, 2021 USD ($) installment	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) vote $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) vote $ / shares shares	Dec. 31, 2021 USD ($) businessCombination $ / shares shares	Dec. 31, 2021 USD ($) business_combination $ / shares shares	Dec. 31, 2021 USD ($) asset_acquisition $ / shares shares	Dec. 31, 2020 USD ($) shares
Business Acquisition [Line Items]
Number of businesses acquired															5	5
Number of asset acquisition | asset_acquisition																	1
Sale of stock, price per share (in usd per share) | $ / shares						$ 10.00
Consideration received on transaction						$ 275,000
Reverse recapitalization, net					$ 762,052
Reverse recapitalization, equity consideration, value					$ 595,468
Reverse recapitalization, equity consideration (in shares) | shares					51,300,000
Reverse recapitalization, equity consideration (in dollars per share) | $ / shares					$ 10.00
Cash acquired through reverse recapitalization					$ 166,584
Proceeds from recapitalization transaction					333,946								$ 333,946					$ 0
Payments as a result of recapitalization transaction					(167,510)								$ (167,510)					$ 0
Reverse recapitalization expenses		$ 39,914			39,914
Accrued reverse recapitalization costs		$ 6,769			$ 6,769
Number of common stock, vote per share | vote					1						1			1
Recapitalization exchange ratio					591
Adjustments to additional paid in capital, reverse recapitalization					$ 142,557
Preferred stock, shares authorized (in shares) | shares									10,000,000		10,000,000		10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, par value (in usd per share) | $ / shares									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares) | shares									166,640		166,640		163,510	163,510	163,510	163,510	163,510	0
Preferred stock, shares outstanding (in shares) | shares									166,640		166,640		163,510	163,510	163,510	163,510	163,510	0
Pro forma combined revenue									$ 62,386	$ 54,455	$ 122,096	$ 107,646	$ 3,023					$ 202,316
Net loss									5,160	(4,126)	(15,034)	(4,051)	1,454					12,195
Acquisition and integration expenses paid									$ 111	$ 107	$ 533	$ 197	476
Common stock
Business Acquisition [Line Items]
Sale of stock issued (in shares) | shares						17,500,000
Preferred stock
Business Acquisition [Line Items]
Sale of stock issued (in shares) | shares						100,000
Public Warrants
Business Acquisition [Line Items]
Number of securities called by each warrant (in shares) | shares		1			1
Derivative Warrant Liability
Business Acquisition [Line Items]
Class of warrant forfeited (in warrants) | shares					555,791
Legacy TOI Earnout Shares
Business Acquisition [Line Items]
Contingent consideration, liability (in shares) | shares					12,500,000
Oncology Association PA
Business Acquisition [Line Items]
Fair value of total consideration transferred							$ 500
Weighted average useful life				2 years			10 years
Raiker
Business Acquisition [Line Items]
Total consideration transferred								$ 1,710
Cash								892
Deferred consideration								$ 818
Number of installments | installment								2
Tax deductible goodwill													1,453	$ 1,453	$ 1,453	$ 1,453	$ 1,453
Grant
Business Acquisition [Line Items]
Total consideration transferred					$ 1,049			$ 1,049
Cash					849			849
Deferred consideration					$ 200			200
Number of installments | installment		2			2
Tax deductible goodwill													550	550	550	550	550
Weighted average useful life					10 years
Orr
Business Acquisition [Line Items]
Total consideration transferred					$ 1,016			1,016
Cash					816			816
Deferred consideration					$ 200			200
Number of installments | installment					2
Tax deductible goodwill													837	837	837	837	837
Weighted average useful life					10 years
Dave
Business Acquisition [Line Items]
Total consideration transferred				$ 2,750				2,750
Cash				2,000				2,000
Deferred consideration	$ 250			$ 750				750
Number of installments | installment				3
Tax deductible goodwill													2,645	2,645	2,645	2,645	2,645
Yang
Business Acquisition [Line Items]
Total consideration transferred			$ 7,115					7,115
Cash			4,615					4,615
Deferred consideration			$ 2,500					$ 2,500
Number of installments | installment			2
Tax deductible goodwill													$ 6,913	$ 6,913	$ 6,913	$ 6,913	$ 6,913
Weighted average useful life			10 years
Manuel Zevallos, MD
Business Acquisition [Line Items]
Cash																		100
Deferred consideration																		$ 50